Fees Summary	Aug. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 187,781,622.00
Previously Paid Amount	0.00
Total Fee Amount	28,749.37
Total Offset Amount	0.00
Net Fee	$ 28,749.37